Property and Equipment, Net - Summary of Property and equipment, net (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Property, Plant and Equipment [Line Items]
Total	$ 388,304	$ 387,374
Less accumulated depreciation	(93,820)	(69,864)
Property and equipment, net	294,484	317,510
Furniture and Office Equipment
Property, Plant and Equipment [Line Items]
Total	$ 388,304	$ 387,374